February 1, 2019

VIA ELECTRONIC TRANSMISSION

Sally Samuel

Branch Chief

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Pacific Global ETF Trust — File Nos. 333-227097; 811-23376

Dear Ms. Samuel:

On December 12, 2018, Pacific Global ETF Trust (the “Registrant”) filed Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) on behalf of its series, the Pacific Global US Equity Income ETF.  Pursuant to Rule 461 under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant and Foreside Fund Services, LLC, the Registrant’s distributor, request that the Division of Investment Management accelerate the effective date of the Amendment to February 7, 2019, or the earliest practicable date thereafter.

If you have any questions concerning this filing, please contact Bibb Strench at (202) 973-2727.

Pacific Global US Equity Income ETF		Foreside Fund Services, LLC

By:	/s/ Michael Skillman	By:	/s/ Mark A. Fairbanks
Name:	Michael Skillman	Name:	Mark A. Fairbanks
Title:	President	Title:	Vice President